Related Party Transactions - Related Account Balances of Significant Transactions Between the Company, Excluding the Controlling Company, and Related Parties (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of transactions between related parties [line items]
Loan	₩ 572,568	₩ 581,267	₩ 510,570	₩ 532,515
AMCI (WA) PTY LTD
Disclosure of transactions between related parties [line items]
Loan	136,580	142,767	112,177	104,281
Nickel mining company SAS [member]
Disclosure of transactions between related parties [line items]
Loan	75,857	68,793	64,197	63,024
UITrans LRT Co., Ltd. [member]
Disclosure of transactions between related parties [line items]
Loan	39,333	51,051	46,335	36,510
FQM Australia Holdings Pty Ltd [Member]
Disclosure of transactions between related parties [line items]
Loan	292,591	292,764	₩ 256,938	₩ 247,868
Company, excluding the controlling company [member]
Disclosure of transactions between related parties [line items]
Trade accounts and notes receivable	447,706	482,551
Loan	572,568	581,267
Other receivables	206,894	169,133
Total receivables	1,227,168	1,232,951
Trade accounts and notes payable	535,965	432,387
Other payables	73,568	121,930
Total payables	609,533	554,317
Company, excluding the controlling company [member] | New Songdo International City Development, LLC [member]
Disclosure of transactions between related parties [line items]
Trade accounts and notes receivable	25,497	96,730
Other receivables	10,100	1,657
Total receivables	35,597	98,387
Other payables	4	30,087
Total payables	4	30,087
Company, excluding the controlling company [member] | Gyeonggi Green Energy Co., Ltd. [Member]
Disclosure of transactions between related parties [line items]
Trade accounts and notes receivable	0	5,846
Other receivables	14,832	10,706
Total receivables	14,832	16,552
Other payables	0	567
Total payables	0	567
Company, excluding the controlling company [member] | POSCO(Guangdong) Automotive Steel Co, Ltd [member]
Disclosure of transactions between related parties [line items]
Trade accounts and notes receivable	32,218	46,547
Loan	6,212	6,162
Other receivables		0
Total receivables	38,430	52,709
Trade accounts and notes payable	37,313	48,866
Total payables	37,313	48,866
Company, excluding the controlling company [member] | AMCI (WA) PTY LTD
Disclosure of transactions between related parties [line items]
Loan	136,580	142,767
Total receivables	136,580	142,767
Company, excluding the controlling company [member] | HBIS-POSCO Automotive Steel Co.,Ltd
Disclosure of transactions between related parties [line items]
Trade accounts and notes receivable	3,701	13,924
Other receivables		0
Total receivables	3,701	13,924
Trade accounts and notes payable	15,584	5,483
Other payables	207	1,922
Total payables	15,791	7,405
Company, excluding the controlling company [member] | POS-SEAHSTEELWIRE(TIANJIN)CO.,Ltd
Disclosure of transactions between related parties [line items]
Trade accounts and notes receivable	4,965	5,970
Total receivables	4,965	5,970
Company, excluding the controlling company [member] | Samcheok Blue Power Co., Ltd. [member]
Disclosure of transactions between related parties [line items]
Trade accounts and notes receivable	273,880	189,173
Other receivables	193	148
Total receivables	274,073	189,321
Other payables	381	77,187
Total payables	381	77,187
Company, excluding the controlling company [member] | Nickel mining company SAS [member]
Disclosure of transactions between related parties [line items]
Loan	75,857	68,793
Other receivables	707	122
Total receivables	76,564	68,915
Other payables	358	358
Total payables	358	358
Company, excluding the controlling company [member] | POS-SeAH Steel Wire(Nantong) Co., Ltd
Disclosure of transactions between related parties [line items]
Trade accounts and notes receivable	13,334	19,628
Total receivables	13,334	19,628
Trade accounts and notes payable	150
Total payables	150
Company, excluding the controlling company [member] | POSCO MC MATERIALS
Disclosure of transactions between related parties [line items]
Trade accounts and notes receivable	10,838	14,544
Other receivables	358	168
Total receivables	11,196	14,712
Trade accounts and notes payable	894	1,314
Other payables	506	357
Total payables	1,400	1,671
Company, excluding the controlling company [member] | Pocheon-Hwado Highway Corp. [member]
Disclosure of transactions between related parties [line items]
Trade accounts and notes receivable	5,491	10,985
Total receivables	5,491	10,985
Other payables	2	0
Total payables	2	0
Company, excluding the controlling company [member] | UITrans LRT Co., Ltd. [member]
Disclosure of transactions between related parties [line items]
Trade accounts and notes receivable	0	13,592
Loan	39,333	51,051
Other receivables	4,214	9,187
Total receivables	43,547	73,830
Other payables		0
Total payables		0
Company, excluding the controlling company [member] | Roy Hill Holdings Pty Ltd. [member]
Disclosure of transactions between related parties [line items]
Trade accounts and notes receivable	39,761	25,023
Other receivables	9,610	8,836
Total receivables	49,371	33,859
Trade accounts and notes payable	426,829	356,234
Other payables	0	25
Total payables	426,829	356,259
Company, excluding the controlling company [member] | SNNC [member]
Disclosure of transactions between related parties [line items]
Trade accounts and notes receivable	10,694	12,861
Other receivables	28,433	70
Total receivables	39,127	12,931
Trade accounts and notes payable	5,439	10,322
Other payables	447	1,298
Total payables	5,886	11,620
Company, excluding the controlling company [member] | FQM Australia Holdings Pty Ltd [Member]
Disclosure of transactions between related parties [line items]
Loan	292,591	292,764
Other receivables		0
Total receivables	292,591	292,764
Company, excluding the controlling company [member] | Others
Disclosure of transactions between related parties [line items]
Trade accounts and notes receivable	27,327	27,728
Loan	21,995	19,730
Other receivables	138,447	138,239
Total receivables	187,769	185,697
Trade accounts and notes payable	49,756	10,168
Other payables	71,663	10,129
Total payables	₩ 121,419	₩ 20,297